Long-term debt - Syndicated Credit Facility and Bonds (Details) - EUR (€) € in Thousands	May 29, 2026	Jul. 01, 2027	Sep. 30, 2026	Dec. 31, 2025
Syndicated Credit Facility
Long-term debt
Maximum amount available		€ 1,959,184	€ 2,000,000	€ 2,000,000
Bonds due May 29, 2026
Long-term debt
Redemption of bonds	€ 399,975